FEDERATED INCOME SECURITIES TRUST
                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                                  July 7, 2005
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


RE: FEDERATED INCOME SECURITIES TRUST (the "Registrant")
                  Federated Short-Term Income Fund
                           Class A Shares
                           Class Y shares
                           Institutional Shares
                           Institutional Service Shares
                  Federated Intermediate Corporate Bond Fund
                           Institutional Shares
                           Institutional Service Shares

                1933 Act File No. 33-3164
                1940 Act File No. 811-4577

Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 54 on June 28, 2005.

         If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                   Very truly yours,



                                   /s/ Andrew Cross
                                   Andrew Cross
                                   Assistant Secretary